RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

The Bank has entered into transactions with its executive officers, directors, significant stockholders, and their affiliates (related parties).

The activity of loans to such related parties is as follows:

	Year Ended
	December 31,
	2015	2014

Beginning balance	$1,745,920	$1,846,432
New loans	223,920	-
Repayments	(1,969,840)	(100,512)
Credit line, net activity	-	-

Ending balance	$-	$1,745,920

Fees and bonuses paid to directors during the period	$207,000	$159,000

Deposits from related parties held by the Bank at end of period	$2,480,334	$1,545,341

In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features.